Debt (Details Narrative) - USD ($)				1 Months Ended					3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	May 09, 2024	Apr. 01, 2024	Jan. 17, 2024	Aug. 14, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Number of shares issued									$ 25,308					$ 25,308
Debt issuance costs										$ 1,587,870	$ 231,039			1,403,244
Gain (Loss) on Extinguishment of Debt														$ 291,000
Common stock shares issuable										330,000				104,000
Net proceeds										$ 250,000				$ 250,000	2,191,308
Proceeds from Related Party Debt										2,550,000	1,710,000			4,590,600
Line of Credit Facility, Current Borrowing Capacity															1,000,000
Payments for line of credit facility												$ 1,008,813		1,008,813
Payments for line of credit facility, principal value												1,000,000		1,000,000
Payments for line of credit facility, interest												$ 8,813		8,813
Line of credit limit														0	3,000,000
Outstanding borrowings														0	$ 3,000,000
Line of credit facility interest rate during period															5.75%
Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Number of shares issued														$ 3,700,000
Debt issuance costs										964,464
Interest rate														7.00%
Net proceeds										2,500,000
Proceeds from Related Party Debt										4,778,000	225,000
Increase (Decrease) in Customer Advances										4,778,000				$ 3,835,000
Imputed interest expense										$ 742	$ 0
Borrowings														$ 3,835,000
Interest rate, description														The notes bear interest ranging from 4-5%, with an additional 5-6% of imputed interest (9%-11% in total)
Imputed interest expense														$ 74,559	1,732
Interest expense														$ 123,855	3,463
Subsequent Event [Member]
Short-Term Debt [Line Items]
Face amount		$ 1,070,000		$ 495,000
Original issue discount		100,000		45,000
Increase in accrued interest		3,000,000		3,000,000
Net proceeds		$ 970,000		$ 450,000
Subsequent Event [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Number of shares issued													$ 3,700,000
Interest rate													7.00%
Majority Stockholders [Member]
Short-Term Debt [Line Items]
Ownership percentage														20.00%
Minimum [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Interest rate		8.00%		8.00%
Maximum [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Interest rate		18.00%		18.00%
Related Party [Member]
Short-Term Debt [Line Items]
Share Price										$ 0.00001
Gain (Loss) on Extinguishment of Debt														$ 291,000
Interest payable										$ 235,428				72,428
Notes payable current										7,515,713				4,802,115
Imputed interest expense										$ 742				74,559
Related Party [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Share Price										$ 0.00001
Notes payable current										$ 8,647,650				3,869,650	34,650
Common Stock [Member]
Short-Term Debt [Line Items]
Original issue discount														$ 12,500
Number of shares issued									3,357					3,357
Number of shares issued
Share Price															$ 60
Common Stock [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Share Price														$ 7.65
Share issued price per share														4.80
Common Stock [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Share Price														8.83
Share issued price per share														11.98
Common Stock [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Share Price															$ 71.28
Common Stock [Member] | Related Party [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Share Price														4.38
Common Stock [Member] | Related Party [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Share Price														$ 8.78
Lender [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Number of shares issued		156,000		62,400
Michael Farkas [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Controlling interest rate		20.00%		27.00%
Chief Executive Officer [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Borrowings														$ 3,835,000	$ 34,650
Note Holder One [Member]
Short-Term Debt [Line Items]
Face amount														1,500,000
Original issue discount														150,000
Fee amount														140,000
Debt issue costs														290,000
Proceeds from issuance costs														$ 1,210,000
Debt Instrument, Convertible, Conversion Price, Increase			$ 3.08											$ 3.85
Floor price			$ 1.75
Increase in accrued interest			$ 10,000,000
Note Holder One [Member] | Non Vehicles [Member]
Short-Term Debt [Line Items]
Face amount					$ 277,500			$ 275,250						$ 275,250
Debt issuance costs														(9,729)
Proceeds from debt net of issuance costs					$ 57,869			$ 25,250						$ 25,250
Interest rate					8.10%			8.90%						8.90%
Deb iInstrument repaid principal					$ 277,500			$ 275,250						$ 275,250
Interest payable					27,500			25,250						25,250
Net proceeds					250,000			$ 250,000						$ 250,000
Debt Issuance Costs, Net					27,500
Proceeds from Related Party Debt					$ 192,131
Interest rate														10.00%
Note Holder One [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Number of shares issued														$ 256,000
Share Price														$ 6.40
Debt issuance costs														$ 546,000
Note Holder One [Member] | Common Stock [Member] | Agreement [Member]
Short-Term Debt [Line Items]
Number of shares issued														40,000
Note Holder One [Member] | Lender [Member]
Short-Term Debt [Line Items]
Number of shares issued														100,000
Stock Redeemed or Called During Period, Shares							60,000
Controlling interest rate										5.00%				5.00%
Note Holder Two and Three [Member]
Short-Term Debt [Line Items]
Increase in accrued interest			15,000,000
Note Holder Two and Three [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Increase in accrued interest			$ 15,000,000
Note Holder Two [Member]
Short-Term Debt [Line Items]
Face amount														$ 600,000
Original issue discount														60,000
Fee amount														28,900
Debt issue costs														88,900
Proceeds from debt net of issuance costs														511,100
Note Holder Two [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price, Increase			$ 3.08
Increase in accrued interest			$ 10,000,000
Note Holder Two [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Number of shares issued														$ 406,500
Share Price														$ 6.78
Debt issuance costs														$ 495,400
Note Holder Two [Member] | Common Stock [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Floor price			$ 1.75
Note Holder Two [Member] | Lender [Member]
Short-Term Debt [Line Items]
Number of shares issued														60,000
Controlling interest rate										5.00%				5.00%
Note Holder Three [Member]
Short-Term Debt [Line Items]
Face amount							$ 320,000			$ 320,000				$ 320,000
Original issue discount							48,000
Number of shares issued						72,000
Number of shares issued										270,000
Debt issuance costs										$ 320,000				$ 320,000
Debt Instrument, Convertible, Conversion Price, Increase			$ 3.08
Increase in accrued interest			$ 10,000,000
Proceeds from debt net of issuance costs							$ 272,000
Share issued price per share										$ 3.75
Issuance of shares ownership percentage						9.99%
Note Holder Three [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Number of shares issued						72,000
Number of shares issued						$ 270,000
Debt Instrument, Convertible, Conversion Price, Increase			$ 3.08
Increase in accrued interest			$ 10,000,000
Share issued price per share						$ 3.75
Issuance of shares ownership percentage						9.99%
Note Holder Three [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Floor price			$ 1.75
Note Holder Three [Member] | Lender [Member]
Short-Term Debt [Line Items]
Number of shares issued							104,000
Number of shares issued							$ 539,760
Controlling interest rate										5.00%				5.00%
Share issued price per share							$ 5.19
Issuance of shares ownership percentage							9.99%
Note Holder One Two and Three [Member]
Short-Term Debt [Line Items]
Number of shares issued	66,000
Number of shares issued	$ 407,550
Share Price	$ 6.18
Note Holder One Two and Three [Member] | Lender [Member]
Short-Term Debt [Line Items]
Issuance of shares ownership percentage	9.99%
Note Holder Four to Thirty Four [Member]
Short-Term Debt [Line Items]
Face amount										$ 2,805,000				$ 2,585,000
Original issue discount										255,000				$ 235,000
Debt issuance costs										$ 1,659,227
Floor price										$ 1.75				$ 1.75
Increase in accrued interest										$ 3,000,000				$ 3,000,000
Proceeds from debt net of issuance costs										$ 2,550,000				$ 2,350,000
Note Holder Four to Thirty Four [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate										8.00%				8.00%
Note Holder Four to Thirty Four [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate										18.00%				18.00%
Note Holder Four to Thirty Four [Member] | Lender [Member]
Short-Term Debt [Line Items]
Number of shares issued										256,578
Number of shares issued										$ 1,404,227
Note Holder Four to Thirty Four [Member] | Lender [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Share issued price per share										$ 3.75
Note Holder Four to Thirty Four [Member] | Lender [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Share issued price per share										$ 7.10
Note Holder Four to Thirty Four [Member] | Michael Farkas [Member]
Short-Term Debt [Line Items]
Controlling interest rate										27.00%				20.00%
Notes Payable, Other Payables [Member]
Short-Term Debt [Line Items]
Face amount														$ 262,500
Original issue discount														250,000
Accrued interest														13,125
Repayments of debt														275,625
Note Holder Four [Member]
Short-Term Debt [Line Items]
Face amount														2,585,000
Original issue discount														235,000
Increase in accrued interest														3,000,000
Proceeds from debt net of issuance costs														$ 2,350,000
Note Holder Four [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate														8.00%
Note Holder Four [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate														18.00%
Note Holder Four [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Floor price														$ 1.75
Note Holder Four [Member] | Michael Farkas [Member]
Short-Term Debt [Line Items]
Controlling interest rate														20.00%